Intangible Assets	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

14. Intangible assets

(in USD)	Development costs	Patents and trademarks	Software	Total
Cost
At October 1, 2022	1,210,873	55,118	872	1,266,863
Additions	18,186	5,712	117,951	141,849
Effect of movements in exchange rates	20,797	1,221	(4,447)	17,571
At September 30, 2023	1,249,856	62,051	114,376	1,426,283
Additions	—	—	15,665	15,665
Effect of movements in exchange rates	156,996	7,544	11,509	176,049
At September 30, 2024	1,406,852	69,595	141,550	1,617,997
Accumulated amortization and impairment losses
At October 1, 2022	239,134	8,847	4	247,985
Amortization for the year	129,668	6,144	677	136,489
Effect of movements in exchange rates	(972)	(84)	(15)	(1,071)
At September 30, 2023	367,830	14,907	666	383,403
Amortization for the year	128,090	6,417	3,570	138,077
Effect of movements in exchange rates	59,342	2,466	269	62,077
At September 30, 2024	555,262	23,790	4,505	583,557
Carrying amounts
At October 1, 2022	971,739	46,271	868	1,018,878
At September 30, 2023	882,026	47,144	113,710	1,042,880
At September 30, 2024	851,590	45,805	137,045	1,034,440

Capitalized development costs represent the cost of prototype vehicles and other components based on contractual terms. The development costs are being amortized over a useful life of 10 years; as at September 30, 2024 the remaining useful life was 6 years.

Amortization expenses of $138,077 for the year ended September 30, 2024 and $136,489 for the year ended September 30, 2023 have been recognized in general and administrative expenses.